Note 2. Summary of Significant Accounting Policies (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Capitalized Computer Software, Net (in Dollars)	$ 1,900,000	$ 1,800,000
Capitalized Computer Software, Amortization (in Dollars)	22,000	21,000	15,000
Research and Development Expense (in Dollars)	$ 1,740,000	$ 1,502,000	$ 1,440,000
Research and Development Expense as Percentage of Annual Sales	3.40%	3.50%	3.20%
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	5 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	15 years
Software Development [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Software Development [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	7 years